Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment		$ 11,421	$ 11,348
Less: accumulated depreciation		(9,510)	(8,026)
Property and equipment, net	$ 1,201	1,911	3,322
Laboratory equipment [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment		10,017	9,944
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment		261	261
Furniture and fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment		758	758
Computer software [Member]
Property, Plant, and Equipment [Line Items]
Property, plant, and equipment		$ 385	$ 385